Segments (Tables)	6 Months Ended
Jun. 30, 2022
Segment Reporting [Abstract]
Schedule of information by segment
	AR advertising services	AR entertainment	Semiconductor business	Total June 30, 2021
	RMB	RMB	RMB (Unaudited)	RMB (Unaudited)
Revenues	235,069,726	7,154,361	274,021,079	516,245,166
Cost of revenues	123,645,171	477,451	239,069,750	363,192,372
Gross profit	111,424,555	6,676,910	34,951,329	153,052,794
Depreciation and amortization	6,537,311	-	3,585,161	10,122,472
Total capital expenditures	25,168,016	-	-	25,168,016

	AR advertising services	AR entertainment	Semiconductor business	Total June 30, 2022
	RMB	RMB	RMB (Unaudited)	RMB (Unaudited)
Revenues	276,162,981	1,299,764	156,848,405	43,4311,150
Cost of revenues	205,178,969	344,493	144,510,487	350,033,949
Gross profit	70,832,220	955,271	12,337,918	84,277,201
Depreciation and amortization	1,488,036	-	3,599,707	5,087,743
Total capital expenditures	1,250,234	-	-	1,250,234

Schedule of total assets
	December 31, 2021	June 30, 2022	June 30, 2022
	RMB	RMB (Unaudited)	USD (Unaudited)
AR advertising services	1,306,152,502	1,256,337,824	187,194,595
AR entertainment	12,487,702	10,595,467	1,578,727
Semiconductor business	186,388,493	220,018,843	32,782,854
Total assets	1,505,028,697	1,486,952,134	221,556,176

Schedule of information of revenues by geographic locations
	Total for the six months ended June 30, 2021	Total for the six months ended June 30, 2022	Total for the six months ended June 30, 2022
	RMB (Unaudited)	RMB (Unaudited)	USD (Unaudited)
Mainland PRC revenues	296.307.628	290,966,447	43,354,061
Hong Kong revenues	133.017.383	59,650,651	8,887,959
International revenues	86,916,424	83,694,052	12,470,431
Total revenues	516,245,166	434,311,150	64,712,452